Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Expenses
The detail of the line item “Other expenses, net” in 2020, 2019 and 2018 was as follows:

		2020	2019	2018
Impairment losses 1	$	(1,520)	(64)	(62)
Results from the sale of assets and others, net 2		(127)	(230)	(149)
Restructuring costs 3		(81)	(48)	(72)
Incremental costs and expenses related to the COVID-19 Pandemic (note 2)		(48)	—	—
Remeasurement of pension liabilities 4		—	—	(8)
Charitable contributions		(3)	(5)	(5)

	$	(1,779)	(347)	(296)